                                                           FILE NUMBER 028-00568
================================================================================

                                    FORM 13 F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                                Washington, D.C.

        Report for the Calendar Year or Quarter Ended September 30, 2004
                       If amended report check here: _____


Name of Institutional Investment Manager:

Robert E. Torray & Co. Inc.

Business Address:

7501 Wisconsin Avenue, Suite 1100, Bethesda, MD  20814-6523

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President  (301) 493-4600


        The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

        Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 12th day of November, 2004.

                                             By: /s/ William M Lane
                                                 ------------------------------
                                                 William M Lane, Vice President
                                                 for Robert E. Torray & Co. Inc.

================================================================================

  SEPTEMBER 30, 2004    FORM 13F - ROBERT E. TORRAY & CO. INC.

    Item 1              Item 2     Item 3       Item 4     Item 5            Item 6             Item 7             Item 8
                         Title     CUSIP      Fair Market   Total            Invest                           Voting Authority
                                                                    --------------------------          ---------------------------
Name of Issuer          of Class   Number        Value      Shares  (a)Sole (b)Shared (c)Other Managers (a) Sole (b) Shared (c)None
--------------          --------   ------      ---------   -------- ------- --------- -------- --------  -------- ---------- -------
Abbott Laboratories     common   002824100    80,735,831  1,905,945    X                        All     1,905,945
                                              20,279,553    478,743    X                        All                          478,743
Allied Capital
  Corporation           common   01903Q108    58,531,122  2,399,800    X                        All     2,399,800
                                              14,792,535    606,500    X                        All                          606,500
AMBAC Financial
 Group, Inc.            common   023139108   129,232,060  1,616,411    X                        All     1,616,411
                                              33,966,758    424,850    X                        All                          424,850
American Express
 Company                common   025816109    69,775,026  1,355,908    X                        All     1,355,908
                                              19,532,261    379,562    X                        All                          379,562
American International
 Group, Inc.            common   026874107    72,587,077  1,067,614    X                        All     1,067,614
                                              22,829,206    335,773    X                        All                          335,773
Amgen Inc.              common   031162100   134,546,646  2,368,362    X                        All     2,368,362
                                              35,799,958    630,170    X                        All                          630,170
Anheuser-Busch
 Co., Inc.              common   035229103    98,785,965  1,977,697    X                        All     1,977,697
                                              24,680,295    494,100    X                        All                          494,100
Automatic Data
 Processing, Inc.       common   053015103    96,499,761  2,335,425    X                        All     2,335,425
                                              23,123,622    559,623    X                        All                          559,623
Bank of America
 Corporation            common   060505104    37,869,726    873,984    X                        All       873,984
                                              10,810,402    249,490    X                        All                          249,490
Cardinal Health Inc.    common   14149Y108    81,901,899  1,871,188    X                        All     1,871,188
                                              19,840,941    453,300    X                        All                          453,300
Clear Channel
 Communications, Inc.   common   184502102    75,889,942  2,434,711    X                        All     2,434,711
                                              17,658,460    566,521    X                        All                          566,521
The DIRECTV Group, Inc. common   25459L106    92,800,211  5,275,737    X                        All     5,275,737
                                              22,538,507  1,281,325    X                        All                        1,281,325
The Walt Disney Company common   254687106    97,072,226  4,304,755    X                        All     4,304,755
                                              23,046,889  1,022,035    X                        All                        1,022,035
Echostar Corporation    common   278762109    62,011,081  1,992,644    X                        All     1,992,644
                                              15,899,208    510,900    X                        All                          510,900
Emerson Electric
 Company                common   291011104    65,559,211  1,059,286    X                        All     1,059,286
                                              23,409,893    378,250    X                        All                          378,250
First Data Corporation  common   319963104   124,547,374  2,863,158    X                        All     2,863,158
                                              32,137,800    738,800    X                        All                          738,800
Franklin Resources Inc. common   354613101   130,511,077  2,340,586    X                        All     2,340,586
                                              32,679,040    586,066    X                        All                          586,066
Gannett Co., Inc.       common   364730101    73,758,302    880,591    X                        All       880,591
                                              20,057,086    239,459    X                        All                          239,459
General Dynamics
 Corporation            common   369550108    76,626,050    750,500    X                        All       750,500
                                              18,092,120    177,200    X                        All                          177,200
General Electric
 Company                common   369604103   105,581,363  3,144,174    X                        All     3,144,174
                                              26,756,544    796,800    X                        All                          796,800
Hewlett-Packard Company common   428236103    63,486,507  3,385,947    X                        All     3,385,947
                                              12,213,750    651,400    X                        All                          651,400
Honeywell International
 Inc.                   common   438516106    91,233,792  2,544,166    X                        All     2,544,166
                                              25,312,606    705,873    X                        All                          705,873

  SEPTEMBER 30, 2004    FORM 13F - ROBERT E. TORRAY & CO. INC.

    Item 1              Item 2     Item 3       Item 4     Item 5            Item 6             Item 7             Item 8
                         Title     CUSIP      Fair Market   Total            Invest                           Voting Authority
                                                                    --------------------------          ----------------------------
Name of Issuer          of Class   Number        Value      Shares  (a)Sole (b)Shared (c)Other Managers  (a) Sole (b) Shared (c)None
--------------          --------   ------      ---------   -------- ------- ---------  ------- -------- --------- ---------- -------
Illinois Tool Works Inc common   452308109   153,833,919  1,651,110    X                        All     1,651,110
                                              36,724,633    394,168    X                        All                          394,168
JPMorgan Chase & Co.    common   46625H100   136,148,034  3,426,832    X                        All     3,426,832
                                              37,953,911    955,296    X                        All                          955,296
Johnson & Johnson       common   478160104    47,711,511    847,000    X                        All       847,000
                                              11,663,464    207,056    X                        All                          207,056
Kimberly-Clark
 Corporation            common   494368103    50,348,617    779,511    X                        All       779,511
                                              13,347,717    206,653    X                        All                          206,653
Markel Corporation      common   570535104   117,546,353    381,149    X                        All       381,149
                                               9,262,486     30,034    X                        All                           30,034
Pfizer Inc.             common   717081103    61,957,289  2,024,748    X                        All     2,024,748
                                              12,155,360    397,234    X                        All                          397,234
SBC Communications,
 Inc.                   common   78387G103   101,936,842  3,928,202    X                        All     3,928,202
                                              25,620,435    987,300    X                        All                          987,300
Tribune Company         common   896047107    84,792,743  2,060,577    X                        All     2,060,577
                                              20,043,671    487,088    X                        All                          487,088
United Technologies
 Corporation            common   913017109   115,577,921  1,237,716    X                        All     1,237,716
                                              29,202,447    312,727    X                        All                          312,727
Univision
 Communications, Inc.   common   914906102    97,654,481  3,089,354    X                        All     3,089,354
                                              25,254,810    798,950    X                        All                          798,950

                                           -------------
                                           3,603,736,327
                                           =============